Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	¥ (100,779)	$ (14,410)	¥ 30,559	¥ 83,492
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	38,768	5,543	29,560	13,067
(Loss) gain from equity method investments	(957)	(137)	(579)	381
Share based compensation expense	42,047	6,013	7	16
Non-cash lease expense	187	27	2,451	2,619
Loss on disposal of property and equipment				23
Changes in operating assets and liabilities:
Accounts receivable	26,642	3,810	(39,501)	(7,954)
Advance to suppliers	(6,562)	(938)	51	(1,563)
Inventories	(2,187)	(313)	737	(654)
Amount due from related parties	481	69	(712)	120
Other current assets	(6,484)	(927)	(1,114)	1,423
Accounts payable	(13,657)	(1,953)	10,022	4,687
Contract liabilities	(3,212)	(459)	(770)	(32,940)
Accrued expenses and other payables	267	38	(1,745)	(718)
Tax payables	1,263	180	(835)	(2,845)
Lease liabilities	(394)	(56)	(2,363)	(2,468)
Amount due to related parties	(7)	(1)	(3)	9
Net cash provided by(used in) operating activities	(24,584)	(3,514)	25,765	56,695
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(784)	(112)	(1,156)	(476)
Proceeds from disposal of property and equipment				2
Purchase of intangible assets	(9,991)	(1,429)	(60,328)	(12,658)
(Increase) decrease in short-term investments	(5,915)	(846)	34,073	(18,158)
Payment for long-term investments	(7,000)	(1,001)	(3,000)
Repayment of loans from related parties				660
Net cash used in investing activities	(23,690)	(3,388)	(30,411)	(30,630)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the IPO, net of issuance cost	5,271	754	22,100
Contribution from shareholders				153
Proceeds from short-term borrowings	15,000	2,144
Deferred IPO expense	(2,230)	(319)		(6,232)
Contribution from noncontrolling interests in subsidiaries	490	70		200
Net cash (used in) provided by financing activities	18,531	2,649	22,100	(5,879)
Effect of exchange rate changes	1,426	204
Net increase (decrease) in cash and cash equivalents	(28,317)	(4,049)	17,454	20,186
Cash and cash equivalents at beginning of year	92,586	13,239	75,132	54,946
Cash and cash equivalents at end of year	64,269	9,190	92,586	75,132
Supplemental disclosures of cash flows information:
Cash paid for interest expense
Cash paid for income taxes			21
Supplemental disclosure of noncash information:
Liabilities assumed in connection with purchase of intangible assets			19,567	2,001
Liabilities assumed in connection with unpaid professional service fee				2,939
Operating lease right of use assets obtained in exchange for operating lease liabilities